Weighted Average Number of Shares Diluted (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Disclosure of Weighted Average Diluted Shares

	2016	2017	2018
Weighted average number of shares (basic)	141.8	143.1	139.4
Dilutive effect of outstanding awards under stock-based compensation plans	2.1	2.1	1.2
Weighted average number of shares (diluted)	143.9	145.2	140.6